Fair Value	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value	Fair Value
The Company records certain assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is described below. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•Level 1 — Quoted prices in active markets for identical assets or liabilities.
•Level 2 — Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•Level 3 — Unobservable inputs that are supported by little or no market activity. This includes certain pricing models, discounted cash flow methodologies, and similar techniques that use significant unobservable inputs.

The carrying amounts of financial instruments, including cash and cash equivalents, accounts receivable, unbilled services, contract assets, accounts payable, and unearned revenue approximate fair value due to the short maturities of these instruments.
As of December 31, 2022, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows (in thousands):

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets:
Available for sale securities (short-term) (a)	1,713	—	—	—	1,713
Available for sale investments (long-term) (b)	—	—	—	32,663	32,663
Derivative instruments (c)	—	12	—	—	12
Total assets	$1,713	$12	$—	$32,663	$34,388

Liabilities:
Derivative instruments (c)	—	3,670	—	—	3,670
Total Liabilities	$—	$3,670	$—	$—	3,670

As of December 31, 2021, the fair value of the major classes of the Company's assets measured at fair value on a recurring basis were as follows (in thousands):

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets:
Available for sale securities (short-term) (a)	1,712	$—	$—	—	1,712
Available for sale investments (long-term) (b)	—	$—	$—	20,579	20,579
Total assets	$1,712	$—	$—	$20,579	$22,291

(a) Represents the fair value of investments in highly liquid investments with maturities of greater than three months and a minimum "A-" rated fixed term deposits and are based on quoted market prices.

(b) To determine the classification of its interests in long-term investments, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds at December 31, 2022 and December 31, 2021 meet the definition of equity securities without readily determinable fair values. The Company concluded that the interests held at December 31, 2022 and December 31, 2021 qualify for the Net Asset Value (NAV) practical expedient in ASC 820 'Fair value measurements and disclosures'. Any increases or decreases in fair value are recognized in net income in the period.

(c) Represents the fair value of interest rate cap and interest rate swap agreements. The fair value of the agreements are the estimated amount that the Company would receive or pay to terminate such agreements, taking into account market interest rates and the remaining time to maturities or using market inputs with mid-market pricing as a practical expedient for bid-ask spread. The Company held no derivative instruments at December 31, 2021.

Non-recurring Fair Value Measurements

Certain assets and liabilities are carried on the accompanying Consolidated Balance Sheet at cost and are not re-measured to fair value on a recurring basis. These assets include finite-lived intangible assets that are tested for impairment when a triggering event occurs and goodwill that is tested for impairment annually or when a triggering event occurs. As of December 31, 2022, assets carried on the balance sheet and not re-measured to fair value on a recurring basis totaled approximately $13,250.4 million and are identified as Level 3 assets. These assets are comprised of goodwill of $8,971.7 million and identifiable intangible assets, net of $4,278.7 million.

As of December 31, 2022 and 2021, the fair value of total debt approximated $4,650.3 million and $5,507.2 million, respectively, as determined under Level 2 measurement for these financial instruments.